Sundry Income, Net	12 Months Ended
Jun. 30, 2023
Sundry Income, Net [Abstract]
SUNDRY INCOME, NET

14. SUNDRY INCOME, NET

Components of sundry income, net are as follows:

	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Government grants	4,945	4,528	1,682	231
Others	(255)	509	(22)	(3)
Total sundry income, net	4,690	5,037	1,660	228

Government grants were recognized as other income when received upon the compliance with the conditions, and primarily represented subsidies received from the local governments as reward for financial contribution and capital expenditure incurred on certain projects.